Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	ARES COMMERCIAL REAL ESTATE CORPORATION
Entity Central Index Key	0001529377
Document Type	DEF 14A
Amendment Flag	false